PROPERTY (Details) (10-Q) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, gross	$ 39,758,000	$ 40,890,000	$ 39,405,000
Less accumulated depreciation	13,938,000	12,433,000	11,410,000
Property, net	25,820,000	28,457,000	27,995,000
Amount payable for capital expansion project additions	600,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property, gross	389,000	403,000	420,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, gross	357,000	358,000	363,000
Plant [Member]
Property, Plant and Equipment [Line Items]
Property, gross	14,964,000	14,362,000	14,122,000
Computer and Software [Member]
Property, Plant and Equipment [Line Items]
Property, gross	1,452,000	1,407,000	1,352,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, gross	200,000	189,000	189,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, gross	15,298,000	15,053,000	17,249,000
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, gross	$ 7,098,000	$ 9,118,000	$ 5,710,000